Quarterly Holdings Report
for

Fidelity® Magellan® K6 Fund

June 30, 2020

MAG-K6-QTLY-0820
1.9893880.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 10.2%
Entertainment - 1.5%
Netflix, Inc. (a)	5,540	$2,520,922
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	2,328	3,301,220
Class C (a)	2,362	3,338,947
Facebook, Inc. Class A (a)	20,849	4,734,182
		11,374,349
Media - 1.8%
Cable One, Inc.	700	1,242,395
Charter Communications, Inc. Class A (a)	3,332	1,699,453
		2,941,848

TOTAL COMMUNICATION SERVICES		16,837,119

CONSUMER DISCRETIONARY - 8.9%
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	3,057	8,433,713
Multiline Retail - 0.9%
Dollar General Corp.	7,483	1,425,586
Specialty Retail - 1.8%
The Home Depot, Inc.	11,558	2,895,395
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	19,311	1,893,444

TOTAL CONSUMER DISCRETIONARY		14,648,138

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	6,680	2,025,443
Walmart, Inc.	18,300	2,191,974
		4,217,417
Household Products - 1.8%
Procter & Gamble Co.	25,500	3,049,035
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	7,561	1,426,609

TOTAL CONSUMER STAPLES		8,693,061

FINANCIALS - 7.8%
Capital Markets - 6.0%
BlackRock, Inc. Class A	3,300	1,795,497
CME Group, Inc.	9,432	1,533,077
Intercontinental Exchange, Inc.	17,800	1,630,480
Moody's Corp.	5,784	1,589,038
MSCI, Inc.	4,300	1,435,426
S&P Global, Inc.	5,399	1,778,863
		9,762,381
Insurance - 1.8%
Arthur J. Gallagher & Co.	14,200	1,384,358
Marsh & McLennan Companies, Inc.	15,010	1,611,624
		2,995,982

TOTAL FINANCIALS		12,758,363

HEALTH CARE - 13.1%
Biotechnology - 2.1%
Regeneron Pharmaceuticals, Inc. (a)	2,700	1,683,855
Vertex Pharmaceuticals, Inc. (a)	5,900	1,712,829
		3,396,684
Health Care Equipment & Supplies - 4.0%
Boston Scientific Corp. (a)	41,478	1,456,293
Danaher Corp.	11,388	2,013,740
Edwards Lifesciences Corp. (a)	123	8,501
IDEXX Laboratories, Inc. (a)	4,200	1,386,672
Intuitive Surgical, Inc. (a)	2,952	1,682,138
		6,547,344
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	10,148	2,993,153
Health Care Technology - 0.8%
Veeva Systems, Inc. Class A (a)	5,200	1,218,984
Life Sciences Tools & Services - 2.1%
Mettler-Toledo International, Inc. (a)	1,638	1,319,491
Thermo Fisher Scientific, Inc.	6,023	2,182,374
		3,501,865
Pharmaceuticals - 2.3%
Eli Lilly & Co.	12,923	2,121,698
Zoetis, Inc. Class A	12,220	1,674,629
		3,796,327

TOTAL HEALTH CARE		21,454,357

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	4,500	1,642,140
Northrop Grumman Corp.	4,539	1,395,470
		3,037,610
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	1,079	89,848
Waste Connection, Inc. (United States)	13,484	1,264,664
		1,354,512
Electrical Equipment - 0.8%
AMETEK, Inc.	14,645	1,308,824
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	3,927	1,524,697
Professional Services - 3.2%
CoStar Group, Inc. (a)	1,724	1,225,195
IHS Markit Ltd.	19,500	1,472,250
TransUnion Holding Co., Inc.	14,329	1,247,196
Verisk Analytics, Inc.	7,991	1,360,068
		5,304,709
Road & Rail - 1.2%
Union Pacific Corp.	11,498	1,943,967

TOTAL INDUSTRIALS		14,474,319

INFORMATION TECHNOLOGY - 34.6%
IT Services - 10.9%
Accenture PLC Class A	9,700	2,082,784
Black Knight, Inc. (a)	16,400	1,189,984
Fidelity National Information Services, Inc.	12,470	1,672,102
Fiserv, Inc. (a)	15,575	1,520,432
Global Payments, Inc.	8,747	1,483,666
MasterCard, Inc. Class A	9,727	2,876,274
PayPal Holdings, Inc. (a)	14,114	2,459,082
VeriSign, Inc. (a)	6,134	1,268,695
Visa, Inc. Class A	17,327	3,347,057
		17,900,076
Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.	7,200	2,735,352
Software - 15.4%
Adobe, Inc. (a)	5,891	2,564,411
ANSYS, Inc. (a)	4,650	1,356,545
Autodesk, Inc. (a)	6,620	1,583,438
Cadence Design Systems, Inc. (a)	15,062	1,445,350
Intuit, Inc.	5,733	1,698,057
Microsoft Corp.	54,877	11,168,018
Salesforce.com, Inc. (a)	12,039	2,255,266
ServiceNow, Inc. (a)	4,400	1,782,264
Synopsys, Inc. (a)	7,469	1,456,455
		25,309,804
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	29,751	10,853,165

TOTAL INFORMATION TECHNOLOGY		56,798,397

MATERIALS - 3.1%
Chemicals - 3.1%
Ecolab, Inc.	7,440	1,480,188
Linde PLC	9,666	2,050,255
Sherwin-Williams Co.	2,711	1,566,551
		5,096,994
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	7,695	1,989,465
Crown Castle International Corp.	10,006	1,674,504
Equinix, Inc.	2,347	1,648,298
Prologis, Inc.	17,092	1,595,196
SBA Communications Corp. Class A	4,637	1,381,455
		8,288,918
UTILITIES - 2.1%
Electric Utilities - 1.2%
NextEra Energy, Inc.	8,297	1,992,690
Water Utilities - 0.9%
American Water Works Co., Inc.	10,916	1,404,453

TOTAL UTILITIES		3,397,143

TOTAL COMMON STOCKS
(Cost $132,199,102)		162,446,809

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.12% (b)
(Cost $1,309,457)	1,309,195	1,309,457
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $133,508,559)		163,756,266
NET OTHER ASSETS (LIABILITIES) - 0.3%		554,468
NET ASSETS - 100%		$164,310,734

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$522
Total	$522

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.